SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.4%

Communication Services – 3.3%
Diversified Telecommunication Services - 0.2%
Ooma [1]	57,300	$908,205
ORBCOMM [1]	65,000	495,950
		1,404,155
Entertainment - 2.0%
Chicken Soup For The Soul
Entertainment Cl. A [1]	267,000	6,424,020
Gaia Cl. A [1],[2],[3]	100,000	1,189,000
IMAX Corporation [1]	186,600	3,750,660
Motorsport Games Cl. A [1]	4,700	109,322
		11,473,002
Interactive Media & Services - 0.9%
Eventbrite Cl. A [1]	45,455	1,007,283
QuinStreet [1]	198,600	4,031,580
		5,038,863
Media - 0.2%
comScore [1]	297,195	1,087,734
Total		19,003,754

Consumer Discretionary – 10.5%
Auto Components - 1.8%
Motorcar Parts of America [1]	54,800	1,233,000
Patrick Industries	17,250	1,466,250
Sebang Global Battery	50,500	3,475,988
Standard Motor Products	48,860	2,031,599
Stoneridge [1],[3]	57,600	1,832,256
		10,039,093
Diversified Consumer Services - 0.8%
Aspen Group [1]	141,520	849,120
Park Lawn	50,000	1,309,780
Universal Technical Institute [1]	445,000	2,598,800
		4,757,700
Hotels, Restaurants & Leisure - 1.7%
Century Casinos [1]	222,500	2,285,075
GAN [1]	44,700	813,540
Inspired Entertainment [1]	50,000	464,500
Lindblad Expeditions Holdings [1]	320,968	6,066,295
		9,629,410
Household Durables - 1.1%
Cavco Industries [1],[2],[3]	8,600	1,940,246
Legacy Housing [1]	144,900	2,569,077
Lifetime Brands [3]	119,294	1,752,429
		6,261,752
Internet & Direct Marketing Retail - 1.6%
CarParts.com [1]	50,000	714,000
Magnite [1]	206,900	8,609,109
		9,323,109
Leisure Products - 0.6%
Clarus Corporation	175,703	2,995,736
MasterCraft Boat Holdings [1]	14,800	393,532
		3,389,268
Specialty Retail - 2.5%
AutoCanada [1]	440,000	10,713,774
Barnes & Noble Education [1]	80,000	651,200
Lazydays Holdings [1]	30,000	534,300
OneWater Marine Cl. A [1]	31,045	1,240,558
Shoe Carnival [3]	18,216	1,127,206
Stage Stores [1],[4]	15,000	0
		14,267,038
Textiles, Apparel & Luxury Goods - 0.4%
J G Boswell Company [5]	2,490	1,775,370
YGM Trading [1]	2,564,600	752,150
		2,527,520
Total		60,194,890

Consumer Staples – 1.7%
Beverages - 0.3%
MGP Ingredients	20,000	1,183,000
Primo Water	26,791	435,621
		1,618,621
Food Products - 1.4%
John B. Sanfilippo & Son [3]	7,900	713,923
Landec Corporation [1],[3]	75,610	801,466
Seneca Foods Cl. A [1]	81,087	3,818,387
Seneca Foods Cl. B [1]	40,400	1,898,800
SunOpta [1]	50,000	738,500
		7,971,076
Total		9,589,697

Energy – 5.2%
Energy Equipment & Services - 2.8%
Aspen Aerogels [1]	153,185	3,115,783
Bristow Group [1],[2],[3]	177,900	4,604,052
Computer Modelling Group	594,875	2,721,836
North American Construction Group	50,000	537,500
Pason Systems	202,500	1,430,890
SEACOR Marine Holdings [1],[3]	216,957	1,156,381
TerraVest Industries	199,000	2,650,800
		16,217,242
Oil, Gas & Consumable Fuels - 2.4%
Ardmore Shipping [1]	90,500	410,870
Brigham Minerals Cl. A	220,000	3,220,800
Dorchester Minerals L.P.	153,963	2,103,134
Dorian LPG [1]	163,138	2,142,002
GeoPark	69,218	1,107,488
Navigator Holdings [1]	175,000	1,557,500
Sabine Royalty Trust [3]	82,648	2,509,193
StealthGas [1]	229,664	652,246
		13,703,233
Total		29,920,475

Financials – 12.0%
Banks - 2.1%
Bryn Mawr Bank	25,000	1,137,750
Caribbean Investment Holdings [1]	735,635	349,880
Chemung Financial	31,000	1,296,420
CNB Financial	12,600	310,086
Fauquier Bankshares [3]	133,200	2,834,496
First Bancshares (The)	23,800	871,318
HarborOne Bancorp	62,400	840,528
HBT Financial	46,300	792,656
Live Oak Bancshares [3]	30,900	2,116,341
Midway Investments [1],[4]	735,647	0
Shore Bancshares	17,800	302,956
Southern First Bancshares [1]	6,300	295,344
TriState Capital Holdings [1]	42,800	986,968
		12,134,743
Capital Markets - 7.7%
ASA Gold and Precious Metals	171,150	3,414,460
B. Riley Financial	27,500	1,550,450
Barings BDC	215,300	2,148,694
Bolsa Mexicana de Valores	1,068,000	2,150,160
Canaccord Genuity Group	203,300	1,860,389
Donnelley Financial Solutions [1]	50,000	1,391,500
Fiera Capital Cl. A	78,000	618,811
GCM Grosvenor Cl. A	380,800	4,531,520
Manning & Napier Cl. A [1]	136,600	883,802
Silvercrest Asset Management Group Cl. A	224,100	3,222,558
Sprott	176,453	6,703,164
StoneX Group [1],[2],[3]	69,327	4,532,599
Tel Aviv Stock Exchange	343,000	2,113,547
U.S. Global Investors Cl. A [3]	439,454	3,067,389
Urbana Corporation	237,600	582,325
Value Line [3]	74,574	2,102,241
VNV Global [1]	100,000	1,250,365
Warsaw Stock Exchange	52,900	613,077
Westaim Corporation (The) [1]	500,000	1,066,285
		43,803,336
Consumer Finance - 0.2%
EZCORP Cl. A [1],[2],[3]	201,000	998,970
Diversified Financial Services - 0.6%
ECN Capital	556,000	3,464,216
Waterloo Investment Holdings [1],[4]	806,000	201,500
		3,665,716
Insurance - 0.8%
Hallmark Financial Services [1],[3]	114,000	442,320
Trupanion [1],[3]	50,070	3,815,835
		4,258,155
Investment Companies - 0.5%
ACE Convergence Acquisition Cl. A [1]	111,700	1,113,649
dMY Technology Group II Cl. A [1]	33,100	486,901
Horizon Acquisition Corporation II Cl. A [1]	23,300	237,660
Hudson Executive Investment Cl. A [1]	80,300	796,576
ION Acquisition Corp 1 Cl. A [1]	42,300	427,653
		3,062,439
Thrifts & Mortgage Finance - 0.1%
OP Bancorp	28,700	301,924
Total		68,225,283

Health Care – 15.6%
Biotechnology - 2.6%
Arcturus Therapeutics Holdings [1],[3]	79,836	3,297,227
Avid Bioservices [1]	44,200	805,766
CareDx [1]	18,900	1,286,901
Catalyst Pharmaceuticals [1]	203,000	935,830
Larimar Therapeutics [1],[3]	28,064	410,015
MeiraGTx Holdings [1]	88,500	1,277,055
Neoleukin Therapeutics [1],[3]	145,397	1,789,837
Zealand Pharma [1]	153,015	4,838,972
		14,641,603
Health Care Equipment & Supplies - 6.6%
Apyx Medical [1]	35,800	345,828
AtriCure [1],[3]	15,000	982,800
Atrion Corporation [3]	4,689	3,007,103
BioLife Solutions [1]	33,700	1,213,200
Chembio Diagnostics [1]	135,800	476,658
ClearPoint Neuro [1]	55,100	1,164,814
CryoLife [1]	15,200	343,216
Cutera [1]	46,400	1,394,320
LeMaitre Vascular	13,600	663,408
Mesa Laboratories [3]	52,000	12,662,000
Misonix [1]	95,500	1,870,845
OraSure Technologies [1],[3]	50,000	583,500
OrthoPediatrics Corp. [1]	6,500	316,875
Profound Medical [1]	85,800	1,720,506
Repro Med Systems [1]	102,200	359,744
Semler Scientific [1],[5]	22,400	2,408,000
Surmodics [1],[3]	85,300	4,782,771
Utah Medical Products	31,350	2,714,910
Vapotherm [1]	35,100	843,102
		37,853,600
Health Care Providers & Services - 3.0%
AAC Holdings [1],[4]	89,400	0
CRH Medical [1]	475,000	1,878,531
Cross Country Healthcare [1]	130,800	1,633,692
Great Elm Group [1]	566,700	1,382,748
Hims & Hers Health Cl. A [1]	200,000	2,646,000
Joint Corp. (The) [1]	97,484	4,715,301
National Research [3]	46,668	2,185,462
PetIQ Cl. A [1],[2],[3]	25,000	881,500
Sharps Compliance [1]	108,400	1,557,708
		16,880,942
Health Care Technology - 1.7%
OptimizeRx Corporation [1]	24,400	1,189,500
Simulations Plus [2],[3]	85,570	5,411,447
Tabula Rasa HealthCare [1],[3]	38,400	1,768,320
Vocera Communications [1]	33,100	1,273,026
		9,642,293
Life Sciences Tools & Services - 1.4%
Harvard Bioscience [1]	235,200	1,284,192
Quanterix Corporation [1]	111,700	6,531,099
		7,815,291
Pharmaceuticals - 0.3%
Knight Therapeutics [1]	187,000	807,997
Theravance Biopharma [1],[3]	59,009	1,204,374
		2,012,371
Total		88,846,100

Industrials – 20.6%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	26,129	471,367
CPI Aerostructures [1]	189,700	861,238
Innovative Solutions and Support	78,828	498,193
SIFCO Industries [1]	45,800	574,332
Virgin Galactic Holdings [1],[3]	102,850	3,150,296
		5,555,426
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings [1]	10,000	604,400
Echo Global Logistics [1]	20,000	628,200
		1,232,600
Building Products - 1.0%
Burnham Holdings Cl. A [5]	117,000	1,530,360
CSW Industrials [3]	20,000	2,700,000
Insteel Industries [3]	44,200	1,363,128
Quanex Building Products	9,900	259,677
		5,853,165
Commercial Services & Supplies - 1.3%
Acme United	25,000	986,000
Atento [1]	21,742	456,364
Civeo Corporation [1]	37,499	574,110
Heritage-Crystal Clean [1],[3]	123,001	3,337,017
Team [1],[3]	93,300	1,075,749
Vidler Water Resouces [1],[3]	121,200	1,078,680
		7,507,920
Construction & Engineering - 3.9%
Ameresco Cl. A [1]	104,900	5,101,287
Construction Partners Cl. A [1]	84,900	2,536,812
Granite Construction	13,500	543,375
IES Holdings [1],[3]	121,200	6,109,692
Infrastructure and Energy Alternatives [1]	275,100	4,484,130
Matrix Service [1],[3]	8,200	107,502
Northwest Pipe [1],[3]	59,400	1,985,148
NV5 Global [1]	13,400	1,294,038
		22,161,984
Electrical Equipment - 1.0%
American Superconductor [1]	53,525	1,014,834
Encore Wire [3]	3,307	221,999
LSI Industries	415,740	3,546,262
Powell Industries [3]	21,400	724,818
Power Solutions International [1],[3],[5]	21,100	147,700
		5,655,613
Industrial Conglomerates - 0.7%
Raven Industries [1],[3]	100,600	3,855,998
Machinery - 5.3%
CIRCOR International [1],[3]	210,921	7,344,269
Graham Corporation [3]	123,650	1,760,776
H2O Innovation [1]	437,300	897,775
Helios Technologies [3]	47,500	3,461,325
Hurco Companies [3]	36,866	1,301,370
L. B. Foster Company [1],[3]	95,300	1,705,870
Lindsay Corporation [3]	41,600	6,931,392
Luxfer Holdings [3]	12,900	274,512
NN [1]	90,600	640,542
Shyft Group (The)	17,200	639,840
Titan International [1]	212,200	1,969,216
Wabash National	6,400	120,320
Westport Fuel Systems [1]	412,500	2,965,875
		30,013,082
Marine - 1.3%
Algoma Central	40,000	547,466
Clarkson	109,900	4,166,471
Eagle Bulk Shipping [1],[2],[3]	81,428	2,941,179
		7,655,116
Professional Services - 1.0%
Acacia Research [1],[3]	190,000	1,263,500
Barrett Business Services	2,600	179,036
Forrester Research [1]	42,500	1,805,400
Franklin Covey [1],[3]	40,100	1,134,429
GP Strategies [1]	43,700	762,565
Resources Connection	59,300	802,922
		5,947,852
Road & Rail - 0.8%
Covenant Logistics Group Cl. A [1]	53,000	1,091,270
HyreCar [1]	91,900	900,620
Patriot Transportation Holding [3]	55,764	613,962
Universal Logistics Holdings [3]	75,200	1,978,512
		4,584,364
Trading Companies & Distributors - 3.1%
BlueLinx Holdings [1]	24,900	975,831
EVI Industries [1],[3]	217,709	6,263,488
Houston Wire & Cable [1]	151,418	790,402
Lawson Products [1]	36,500	1,892,890
Transcat [1]	161,607	7,931,672
		17,854,283
Total		117,877,403

Information Technology – 24.7%
Communications Equipment - 0.9%
Clearfield [1]	85,200	2,567,076
Digi International [1]	62,900	1,194,471
Genasys [1]	38,300	256,227
Ituran Location and Control	50,000	1,061,500
		5,079,274
Electronic Equipment, Instruments & Components - 8.2%
Bel Fuse Cl. A	67,705	1,210,566
Fabrinet [1]	2,200	198,858
FARO Technologies [1],[2],[3]	65,200	5,644,364
HollySys Automation Technologies	51,900	649,788
Luna Innovations [1]	456,678	4,808,819
nLIGHT [1],[3]	306,100	9,917,640
Novanta [1]	3,400	448,426
PAR Technology [1],[3]	268,924	17,590,319
PC Connection [3]	14,000	649,460
PowerFleet [1]	201,800	1,658,796
Richardson Electronics	316,900	2,018,653
SMTC Corporation [1]	150,000	901,500
Vishay Precision Group [1]	41,800	1,287,858
		46,985,047
IT Services - 0.7%
Computer Task Group [1]	84,800	809,840
Hackett Group (The) [3]	27,700	454,003
International Money Express [1]	93,385	1,401,709
USA Technologies [1],[3]	90,500	1,060,660
		3,726,212
Semiconductors & Semiconductor Equipment - 8.2%
Alpha & Omega Semiconductor [1]	17,900	585,330
Amtech Systems [1],[3]	92,184	1,089,615
Axcelis Technologies [1]	23,000	945,070
AXT [1]	100,000	1,166,000
Brooks Automation [3]	44,400	3,625,260
Camtek [1]	103,800	3,103,620
Cohu [1]	38,990	1,631,342
CyberOptics Corporation [1]	64,900	1,685,453
FormFactor [1]	22,869	1,031,620
Ichor Holdings [1]	25,700	1,382,660
Kulicke & Soffa Industries [3]	77,200	3,791,292
Nova Measuring Instruments [1],[3]	66,100	6,015,761
NVE Corporation	14,400	1,009,440
Onto Innovation [1],[2],[3]	127,550	8,381,310
PDF Solutions [1]	189,500	3,369,310
Photronics [1]	240,800	3,096,688
Sequans Communications ADR [1]	31,800	192,072
Silicon Motion Technology ADR	4,700	279,133
Ultra Clean Holdings [1],[3]	72,200	4,190,488
		46,571,464
Software - 5.5%
Agilysys [1],[2],[3]	106,800	5,122,128
American Software Cl. A [3]	120,352	2,491,286
AudioEye [1]	50,000	1,397,000
Digital Turbine [1]	89,700	7,208,292
E2open Parent Holdings Cl. A [1]	112,200	1,117,512
Mitek Systems [1]	31,800	463,644
Model N [1]	50,000	1,761,500
OneSpan [1]	5,600	137,200
Optiva [1]	28,000	680,003
QAD Cl. A	29,487	1,963,245
RealNetworks [1]	100,171	425,727
SharpSpring [1]	104,700	1,675,200
Upland Software [1]	148,200	6,993,558
		31,436,295
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova [1]	106,300	1,424,420
Avid Technology [1]	63,500	1,340,485
Intevac [1]	539,400	3,856,710
TransAct Technologies [1]	40,900	444,583
		7,066,198
Total		140,864,490

Materials – 4.9%
Chemicals - 0.2%
LSB Industries [1]	135,800	696,654
Rayonier Advanced Materials [1]	50,000	453,500
		1,150,154
Construction Materials - 0.3%
Monarch Cement [5]	8,150	855,750
United States Lime & Minerals	5,400	722,034
		1,577,784
Containers & Packaging - 0.3%
UFP Technologies [1],[3]	36,445	1,815,690
Metals & Mining - 4.1%
Alamos Gold Cl. A	261,044	2,039,828
Altius Minerals	113,000	1,349,670
Ampco-Pittsburgh [1]	79,002	533,263
Haynes International [3]	69,400	2,059,098
Imdex	569,466	702,874
MAG Silver [1]	154,050	2,312,291
Major Drilling Group International [1]	1,204,084	6,467,388
Olympic Steel	35,000	1,030,750
Pretium Resources [1]	80,000	830,111
Sandstorm Gold [1]	810,000	5,508,000
Universal Stainless & Alloy Products [1],[3]	33,620	341,915
		23,175,188
Total		27,718,816

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Postal Realty Trust Cl. A	114,000	1,958,520
Real Estate Management & Development - 2.3%
Altus Group	87,000	4,184,197
Dundee Corporation Cl. A [1]	413,200	473,469
Marcus & Millichap [1],[3]	4,900	165,130
Real Matters [1]	229,500	2,611,482
RMR Group (The) Cl. A [3]	75,400	3,077,074
Tejon Ranch [1],[3]	154,994	2,594,599
		13,105,951
Total		15,064,471

Utilities – 0.3%
Water Utilities - 0.3%
Global Water Resources	106,000	1,728,860
Total		1,728,860

TOTAL COMMON STOCKS
(Cost $373,166,637)		579,034,239

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $14,052,246 (collateralized by obligations of various U.S. Government Agencies, 1.875% due 8/31/24, valued at $14,333,369) (Cost $14,052,246)		14,052,246

TOTAL INVESTMENTS – 103.9%
(Cost $387,218,883)		593,086,485

LIABILITIES LESS CASH AND OTHER ASSETS – (3.9)%		(22,273,480)

NET ASSETS – 100.0%		$570,813,005

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	At March 31, 2021, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $18,810,191.

[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2021. Total market value of pledged securities at March 31, 2021, was $70,045,676.

[4]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $387,545,832. At March 31, 2021, net unrealized appreciation for all securities was $205,540,653, consisting of aggregate gross unrealized appreciation of $243,680,509 and aggregate gross unrealized depreciation of $38,139,856. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$572,115,559	$6,717,180	$201,500	$579,034,239
Repurchase Agreement	–	14,052,246	–	14,052,246

Level 3 Reconciliation:

	Balance as of 12/31/20	Corporate Actions	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/21
Common Stocks	$201,500	$–	$–	$–	$201,500
Warrants	5,000	0	–	(5,000)	–

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2021 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of March 31, 2021, the Fund has outstanding borrowings of $22,000,000. During the three months ended March 31, 2021, the Fund borrowed an average daily balance of $22,000,000. As of March 31, 2021, the aggregate value of rehypothecated securities was $18,810,191.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).